Warrants and Options	3 Months Ended
Mar. 31, 2014
Notes
Warrants and Options

NOTE 9. WARRANTS AND OPTIONS

As of March 31, 2014 and December 31, 2013, the Company has no warrants and 5,947,547 and 5,997,547 options issued and outstanding, respectively.

On November 1, 2011, the Company entered into an employment agreement with its Chief Executive Officer, under which the Company granted qualified stock options to purchase 1,500,000 shares of its common stock for 5 years at an option price of $0.20 per share. The options, which vest quarterly over a three (3) year period at 125,000 shares per quarter, have been valued using the Black-Scholes valuation method at $0.12 per share or $180,000. The Company used the following assumptions in valuing the options: expected volatility 254%; expected term 5 years; expected dividend yield 0%, and risk-free interest rate of .90%.  The Company has recorded a total of $120,000 of deferred stock option compensation, of which $15,000 and $60,000 was expensed during the three months ended March 31, 2014 and the year ended December 31, 2013, respectively.  There remained deferred stock option compensation in the amount of $45,000 and $60,000 as of March 31, 2014 and December 31, 2013, respectively.

During the three months ended March 31, 2014, 50,000 stock options issued in 2010 were cancelled.

During the three months ended March 31, 2014 and the year ended December 31, 2013, respectively, the Company expensed a total of $15,000 and $60,000 in stock option compensation. There remained $45,000 and $60,000 in deferred stock option compensation at March 31, 2014 and December 31, 2013, respectively.

Outstanding and Exercisable Options
		Remaining	Exercise Price
	Number of	Contractual Life	times Number	Weighted Average
Exercise Price	Shares	(in years)	of Shares	Exercise Price

$0.250	2,287,547	0.50	$571,887	$0.25
$0.473	385,000	1.25	182,105	$0.37
$0.320	750,000	2.00	240,000	$0.35
$0.320	1,025,000	7.00	328,000	$0.35
$0.200	1,500,000	2.75	300,000	$0.31
	5,947,547		$1,621,992	$0.31

Options Activity	Number	Weighted Average
	Of Shares	Exercise Price

Outstanding at December 31, 2013	5,997,547	$0.31
Issued	––	––
Exercised	––	––
Expired / Cancelled	(50,000)	$0.473
Outstanding at March 31, 2014	5,947,547	$0.31